Share based compensation (Tables)	12 Months Ended
Mar. 31, 2023
Share based compensation
Summary of fair value of the options was determined at the grant date based on the Black Scholes pricing model, using the following weighted average assumptions

	Options granted during year	Options granted during year
	ended March 31, 2023	ended March 31, 2022
Numbers issued	2,558,401	1,350,000
Share price	$0.09 – $0.14	$0.26
Expected dividend yield	Nil	Nil
Exercise price	$0.14 – $0.20	$0.30
Risk-free interest rate	2.78% – 3.49%	0.96%
Expected life	3.00 – 5.00	5.00
Expected volatility	100%	100%